Document and Entity Information	12 Months Ended
Mar. 31, 2021 shares
Document and Entity Information [Abstract]
Entity Central Index Key	0000946936
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--03-31
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Period End Date	Mar. 31, 2021
Document Type	20-F/A
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	DESWELL INDUSTRIES INC
Entity Incorporation State Country Code	D8
Entity Common Stock, Shares Outstanding	15,915,239
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false